Related Parties - Additional Information (Detail)			1 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 23, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Common stock, shares, issued	4,033,333		4,033,333
Common stock, par or stated value per share | $ / shares	$ 0.0001		$ 0.0001
Founder shares subject to forfeiture upon over allotment	500,000	500,000	500,000
Formation, general and administrative costs | $			$ 18,856
Common stock, shares, outstanding	4,033,333		4,033,333
Shares forfeited and canceled	66,667
Founder Shares [Member]
Related Party Transaction [Line Items]
Stockholders' equity note, stock split, conversion ratio			1.33333
EBC Founder Shares [Member]
Related Party Transaction [Line Items]
Stockholders' equity note, stock split, conversion ratio			1.33333
Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued		2,875,000
Proceeds from issuance of common stock | $		$ 25,000
Common stock, par or stated value per share | $ / shares		$ 0.009
Formation, general and administrative costs | $			$ 10,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares, outstanding	3,833,333		3,833,333
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity | $	$ 150,000		$ 150,000
Proceeds from related parties | $	10,700		10,700
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Convertible debt, current | $	$ 1,500,000		$ 1,500,000
Debt instrument, convertible, conversion price | $ / shares	$ 10		$ 10
EBC [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued		200,000
Proceeds from issuance of common stock | $		$ 1,739.13
Common stock, par or stated value per share | $ / shares		$ 0.009
Share-based compensation arrangement by share-based payment award, number of shares available for grant		200,000
Share-based payment arrangement, noncash expense | $		$ 864,000
Share based compensation arrangement by share based payment grant date fair value per share | $ / shares		$ 4.32
Underlying share price used in valuation | $ / shares		$ 9.83
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum		7.00%
Discount for lack of marketability rate		2.40%
EBC [Member] | EBC Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares, outstanding	266,667		266,667
Shares forfeited and canceled	66,667